Investment Securities (Details) - Schedule of carrying amount and fair value of equity securities by major security - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Investment Securities (Details) - Schedule of carrying amount and fair value of equity securities by major security [Line Items]
Aggregate cost basis	¥ 584,077,496	¥ 845,888,854
Profits and losses from fair value changes	660,509	1,158,441
Aggregate fair value	584,738,005	847,047,295
Wealth Management Products [Member]
Investment Securities (Details) - Schedule of carrying amount and fair value of equity securities by major security [Line Items]
Aggregate cost basis	584,077,496	845,888,854
Profits and losses from fair value changes	660,509	1,158,441
Aggregate fair value	¥ 584,738,005	¥ 847,047,295